INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	4 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Sale of ordinary shares to sponsor par value (in dollars per share)	$ 0.012
Sale of unit per share (in dollars per share)		$ 10
Redemption of shares (in shares)		7,349,100
Number of private placement sold to the sponsor (in shares)		4,166,667
Sale of private placement warrants to the sponsor per warrant (in dollars per share)		$ 0.75
Change in proceeds subject to possible redemption of ordinary shares (in shares)		7,332,647